Interest-bearing loans and borrowings - Summary of Exercising Option to Redeem Outstanding Principal Amount (Detail) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
3.750% Notes due 2024
Disclosure Of Exercising Option To Redeem Outstanding Principal Amount [Line Items]
Date of redemption	Jan. 27, 2021
Issuer	ABIWW
Title of series of notes issued exchanged percentage	3.75%
Notes issued exchanged due maturity period	Notes due 2024
Currency	AUD
Original principal amount outstanding	$ 650
Principal amount not redeemed	$ 650
1.500% Notes due 2025
Disclosure Of Exercising Option To Redeem Outstanding Principal Amount [Line Items]
Date of redemption	Jan. 28, 2021
Issuer	ABISA
Title of series of notes issued exchanged percentage	1.50%
Notes issued exchanged due maturity period	Notes due 2025
Currency	EUR
Original principal amount outstanding	$ 2,147
Principal amount not redeemed	$ 2,147
4.150% Notes due 2025 [member]
Disclosure Of Exercising Option To Redeem Outstanding Principal Amount [Line Items]
Date of redemption	Jun. 29, 2021
Issuer	ABIWW
Title of series of notes issued exchanged percentage	4.15%
Notes issued exchanged due maturity period	Notes due 2025
Currency	USD
Original principal amount outstanding	$ 2,500
Principal amount not redeemed	$ 2,500